Credit Risk - Summary of Residential Mortgages by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Capitalisation	£ 628	£ 602
Term extension	476	429
Interest-only	396	439
Concessionary interest rate	28	11
Forbearance	1,528	1,481
Impairment loss allowances	£ 42	£ 36
Loans capitalisation forbearance Percentage	0.40%	0.40%
Loans term extension forbearance percentage	0.30%	0.30%
Loans interest only forbearance percentage	0.20%	0.30%
Loans Concessionary interest rate forbearance percentage	0.00%	0.00%
Loans forbearance percentage	0.90%	0.90%
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	£ 409	£ 405
Term extension	393	338
Interest-only	310	342
Concessionary interest rate	0	1
Forbearance	1,112	1,086
Impairment loss allowances	13	12
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	219	197
Term extension	83	91
Interest-only	86	97
Concessionary interest rate	28	10
Forbearance	416	395
Impairment loss allowances	£ 29	£ 24